Warrant Liabilities - Schedule of public warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Warrant Liabilities [Abstract]
Balance at beginning	$ 9,200	$ 16,000
Acquired public warrants	0	0
Fair value remeasurement	(6,600)	(6,800)
Balance at ending	$ 2,600	$ 9,200